                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               ----------
   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Capital Management, Inc.
Address: 7101 W. 78th Street
         Suite 201
         Minneapolis, MN 55439

Form 13F File Number: 28-05923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrew S. Wyatt
Title: Chief Executive Officer
Phone: (952) 229-8101

Signature, Place, and Date of Signing:


    /s/ Andrew S. Wyatt       Minneapolis, Minnesota         August 10, 2010
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     Form 13F File Number   Name
     --------------------   ----------------------
     28-01190               Frank Russell Company

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         94
Form 13F Information Table Value Total:   $518,686
                                        (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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Cornerstone Capital Management, Inc.
                           30-Jun-10

                                                                                                       Voting Authority
Name of                             Title of               Value   Shares/ Sh/ Put/ Invstmt  Other   --------------------
Issuer                               class        CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers  Sole  Shared  None
------------------------------  --------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ------
Acme Packet Inc                 COM             004764106     2048   76183  SH      DEFINED           76183
Acme Packet Inc                 COM             004764106     3918  145767  SH      SOLE              33531        112236
Adobe Systems Inc               COM             00724F101     4460  168761  SH      DEFINED          168761
Adobe Systems Inc               COM             00724F101     8585  324813  SH      SOLE              74819        249994
Amazon Com Inc                  COM             023135106     3367   30813  SH      DEFINED           30813
Amazon Com Inc                  COM             023135106     6408   58650  SH      SOLE              13525         45125
Andarko Pete Corp               COM             032511107     4474  123970  SH      DEFINED          123970
Andarko Pete Corp               COM             032511107     8435  233724  SH      SOLE              49730        183994
Apollo Group Inc                CL A            037604105     5453  128391  SH      DEFINED          128391
Apollo Group Inc                CL A            037604105    10394  244736  SH      SOLE              56735        188001
Apple Inc                       COM             037833100    13626   54174  SH      DEFINED           54174
Apple Inc                       COM             037833100    26112  103814  SH      SOLE              24142         79672
Baidu Inc                       SPON ADR REP A  056752108     3275   48110  SH      DEFINED           48110
Baidu Inc                       SPON ADR REP A  056752108     6280   92247  SH      SOLE              21259         70988
Bank of America Corporation     COM             060505104     3891  270742  SH      DEFINED          270742
Bank of America Corporation     COM             060505104     7407  515419  SH      SOLE             119035        396384
Best Buy Inc                    COM             086516101     1160   34270  SH      DEFINED           34270
Best Buy Inc                    COM             086516101     2261   66766  SH      SOLE              15383         51383
Broadcom Corp                   CL A            111320107     5263  159629  SH      DEFINED          159629
Broadcom Corp                   CL A            111320107    10161  308197  SH      SOLE              71602        236595
Celgene Corp                    COM             151020104     3887   76480  SH      DEFINED           76480
Celgene Corp                    COM             151020104     7550  148561  SH      SOLE              34414        114147
Costco WHSL Corp New            COM             22160k105     3493   63697  SH      DEFINED           63697
Costco WHSL Corp New            COM             22160k105     6669  121631  SH      SOLE              27928         93703
Deere & Co                      COM             244199105     3372   60559  SH      DEFINED           60559
Deere & Co                      COM             244199105     6454  115907  SH      SOLE              26976         88931
Diageo P L C                    SPON ADR New    25243Q205     2218   35353  SH      DEFINED           35353
Diageo P L C                    SPON ADR New    25243Q205     4297   68492  SH      SOLE              14032         54460
Dicks Sporting Goods Inc        COM             253393102     2338   93925  SH      DEFINED           93925
Dicks Sporting Goods Inc        COM             253393102     4520  181601  SH      SOLE              41898        139703
Dow Chem Co                     COM             260543103     3448  145382  SH      DEFINED          145382
Dow Chem Co                     COM             260543103     6778  285767  SH      SOLE              69109        216658
Fluor Corp - New                COM             343412102     4790  112703  SH      DEFINED          112703
Fluor Corp - New                COM             343412102     9259  217853  SH      SOLE              50299        167554
Freeport-McMoRan Copper & Go    COM             35671d857     3639   61543  SH      DEFINED           61543
Freeport-McMoRan Copper & Go    COM             35671d857     6973  117929  SH      SOLE              27260         90669


                                     1 of 3

Gilead Sciences Inc             COM             375558103     7017  204709  SH      DEFINED          204709
Gilead Sciences Inc             COM             375558103    13420  391472  SH      SOLE              90774        300698
Goldman Sachs Group Inc         COM             38141g104     5482   41765  SH      DEFINED           41765
Goldman Sachs Group Inc         COM             38141g104     9885   75305  SH      SOLE              17462         57843
Goodrich Corp                   COM             382388106     3350   50560  SH      DEFINED           50560
Goodrich Corp                   COM             382388106     6475   97742  SH      SOLE              22768         74974
Guess Inc                       COM             401617105     1429   45747  SH      DEFINED           45747
Guess Inc                       COM             401617105     2624   84007  SH      SOLE              20056         63951
Halliburton Co                  COM             406216101      362   14748  SH      SOLE                            14748
Hewlett-Packard Co              COM             428236103     8734  201794  SH      DEFINED          201794
Hewlett-Packard Co              COM             428236103    16845  389203  SH      SOLE              90215        298988
Honeywell Intl Inc              COM             438516106     4674  119746  SH      DEFINED          119746
Honeywell Intl Inc              COM             438516106     8902  228082  SH      SOLE              51067        177015
IShares TR INDEX                Barclys TIPS BD 464287176      614    5740  SH      SOLE                             5740
Joy Global Inc                  COM             481165108     2241   44742  SH      DEFINED           44742
Joy Global Inc                  COM             481165108     4413   88103  SH      SOLE              20422         67681
MasterCard Inc                  CL A            57636q104     4556   22834  SH      DEFINED           22834
MasterCard Inc                  CL A            57636q104     8807   44137  SH      SOLE              10262         33875
Myriad Genetics Inc             COM             62855j104     3243  216891  SH      DEFINED          216891
Myriad Genetics Inc             COM             62855j104     6341  424146  SH      SOLE              98578        325568
Nordstrom Inc                   COM             655664100     1532   47581  SH      DEFINED           47581
Nordstrom Inc                   COM             655664100     2965   92110  SH      SOLE              21379         70731
NuVasive Inc                    COM             670704105     1290   36389  SH      DEFINED           36389
NuVasive Inc                    COM             670704105     2486   70118  SH      SOLE              16418         53700
Oracle Corp                     COM             68389x105     8196  381940  SH      DEFINED          381940
Oracle Corp                     COM             68389x105    15845  738360  SH      SOLE             170633        567727
Petrohawk Energy Corp           COM             716495106     5269  310506  SH      DEFINED          310506
Petrohawk Energy Corp           COM             716495106    10256  604390  SH      SOLE             140046        464344
Philip Morris Intl Inc          COM             718172109     5788  126257  SH      DEFINED          126257
Philip Morris Intl Inc          COM             718172109    10566  230505  SH      SOLE              49626        180879
Priceline Com Inc               COM NEW         741503403     3333   18881  SH      DEFINED           18881
Priceline Com Inc               COM NEW         741503403     6415   36340  SH      SOLE               8373         27967
Qualcomm Inc                    COM             747525103     7438  226484  SH      DEFINED          226484
Qualcomm Inc                    COM             747525103    14313  435845  SH      SOLE             101145        334700
Schlumberger Ltd                COM             806857108     4023   72691  SH      DEFINED           72691
Schlumberger Ltd                COM             806857108     6643  120038  SH      SOLE              28689         91349
Scripps Networks Interactive IN CL A COM        811065101     1050   26041  SH      DEFINED           26041
Scripps Networks Interactive IN CL A COM        811065101     2047   50732  SH      SOLE              11751         38981
St Jude Med Inc                 COM             790849103     1510   41842  SH      DEFINED           41842
St Jude Med Inc                 COM             790849103     2966   82174  SH      SOLE              19209         62965
Target Corp                     COM             87612e106     2304   46863  SH      DEFINED           46863
Target Corp                     COM             87612e106     4426   90015  SH      SOLE              20593         69422
Textron Inc                     COM             883203101     2992  176296  SH      DEFINED          176296
Textron Inc                     COM             883203101     5880  346489  SH      SOLE              80616        265873
United Health Group Inc         COM             91324p102     2259   79541  SH      DEFINED           79541
United Health Group Inc         COM             91324p102     4418  155552  SH      SOLE              36220        119332
Vanguard INDEX FDS              STK MRK ETF     922908769      368    7000  SH      SOLE                             7000


                                     2 of 3

Vertex Pharmaceuticals Inc      COM             92532f100     1830   55626  SH      DEFINED           55626
Vertex Pharmaceuticals Inc      COM             92532f100     3582  108871  SH      SOLE              25354         83517
Walt Disney Co                  COM DISNEY      254687106     1886   59871  SH      DEFINED           59871
Walt Disney Co                  COM DISNEY      254687106     3681  116867  SH      SOLE              27175         89692
Weatherford Intl LT             REG             h27013103     1347  102484  SH      DEFINED          102484
Weatherford Intl LT             REG             h27013103     2775  211162  SH      SOLE              56071        155091
Wellpoint Inc                   COM             94973v107     5145  105157  SH      DEFINED          105157
Wellpoint Inc                   COM             94973v107     9920  202736  SH      SOLE              46992        155744
Western Un Co                   COM             959802109     5388  361391  SH      DEFINED          361391
Western Un Co                   COM             959802109    10444  700475  SH      SOLE             162588        537887
XATA Corp                       COM NEW         983882309       33   12017  SH      SOLE                            12017


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